Equity (Details Textual) (USD $)	12 Months Ended				1 Months Ended		12 Months Ended		0 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2011	Dec. 19, 2013 Two Consultants [Member]	Sep. 30, 2013 Consulting Services [Member]	Dec. 31, 2013 Common Stock [Member]	Mar. 31, 2014 Common Stock [Member]	Jun. 12, 2013 SPHSA Subsidiary co [Member]	Dec. 12, 2012 Non Voting Convertible Preferred Stock [Member]	Dec. 31, 2012 Spi Stock Holders Loan [Member]
Equity Disclosure [Line Items]
Common Stock, Shares, Issued	39,937,432	43,737,257	23,542,184	26,822,215							2,500,000
Common Stock, Shares, Outstanding	39,937,432	43,737,257	23,542,184	26,822,215							36,700,631
Preferred Stock, Shares Issued	19,800,000	16,800,000	22,665,447
Preferred Stock, Shares Outstanding	19,800,000	16,800,000	22,665,447
Preferred Stock, Shares Authorized	31,155,282	31,155,282	31,155,282							31,155,282
Stock Issued During Period Shares Previous Issues									3,000
Debt Instrument Convertible, Shares Number, of Equity Instruments									6,865
Debt Conversion, Converted Instrument, Shares Issued									6,864,811
Convertible preferred stock	2,865,447	3,000,000						3,000,000
Convertible Preferred Stock, Shares Issued upon Conversion							2,865,447
Stock Issued During Period, Value, Acquisitions	$ 0						$ 3,000		$ 3,000,000
Stock Issued During Period, Shares, Issued for Services					145,000	60,000	205,000
Stock Issued During Period, Value, Issued for Services	$ 190,500				$ 130,500	$ 60,000	$ 205
Share Price					$ 0.90	$ 1.00
Conversion Of Loan Into Common Stock Shares											7,378,416
Preferred Stock, Par Or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01